Share-based Compensation - Summary of Assumptions used to Determine Fair Value of Share Options Granted (Detail)	12 Months Ended
	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2017 ¥ / shares	Dec. 31, 2016 ¥ / shares	Dec. 31, 2015 ¥ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate		2.47%
Risk-free interest rate minimum	1.56%		2.00%
Risk-free interest rate maximum	2.33%		2.43%
Volatility minimum	50.90%	49.80%	46.60%
Volatility maximum	52.40%	49.90%	50.30%
Expected exercise multiple minimum	$ 2.2	$ 2.2	$ 2.2
Expected exercise multiple maximum	$ 2.8	$ 2.8	$ 2.8
Dividend yield	0.00%	0.00%	0.00%
Expected life (in years)	10 years	10 years	10 years
Exercise price	$ 0	$ 0	$ 0
Fair value of ordinary shares minimum | ¥ / shares				¥ 81.94	¥ 25.89	¥ 3.82
Fair value of ordinary shares maximum | ¥ / shares				¥ 94.22	¥ 26.04	¥ 12.63